Business Combination Disclosure: Schedule of consideration paid (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of consideration paid

Equity instrument (3,000 Series B Convertible Preferred Stock)	$664,105
Embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares	821,739
Fair value of total consideration transferred	$1,485,844